Capital Structure	6 Months Ended
Jun. 30, 2019
Capital Structure [Abstract]
Capital Structure
11.	Capital Structure:

Details of the Company’s common stock and warrants are discussed in Note 10 of the consolidated financial statements for the year ended December 31, 2018, included in the Company’s 2018 annual report on Form 20-F and are supplemented by the below new activities.

(a)	Common Stock

On April 23, 2018, the Company received written notification from the NASDAQ Stock Market, indicating that because the closing bid price of the Company's common stock for 30 consecutive business days, from March 8, 2018 to April 20, 2018, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). The Company cured the deficiency with a reverse stock split which became effective on March 20, 2019.

On March 20, 2019, the Company's common stock began trading on a split-adjusted basis, following a February 26, 2019 approval from the Company's Board of Directors to reverse split the Company's common stock at a ratio of one-for-fifteen. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold a fractional share of the Company’s common stock received a cash payment in lieu of such fractional share. All share and per share amounts disclosed in the unaudited interim consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.

On May 13, 2019, the Company completed a public offering of 4,200,000 Units, each unit consisting of (i) one common share, par value $0.0001 per share (a “Common Share”) or a pre-funded warrant to purchase one Common Share at an exercise price equal to $0.01 per common share (a “Pre-Funded Warrant”), (ii) one Class B Warrant to purchase one common share (a “Class B Warrant”) and (iii) one Class C Warrant to purchase one common share (a “Class C Warrant”), for $3.40 per unit. Under (i) above, the Company issued 2,765,000 common shares and 1,435,000 pre-funded warrants. All Pre-Funded Warrants have been exercised as of June 30, 2019 resulting in issuance of 1,435,000 Common Shares. The underwriters also partially exercised an over-allotment option granted in connection with the offering and purchased an additional 630,000 Class B Warrants and 630,000 Class C Warrants.  In connection with the Offering, the Company issued the representative of the underwriters a warrant to purchase 210,000 Common Shares (Warrant III). The offering was consummated in connection with the Company’s form F-1 originally filed with the SEC on October 20, 2017, which was further amended. The gross proceeds of the offering, before underwriting discounts and commissions and estimated offering expenses, were approximately $14,280. The net proceeds from the sale of common shares and warrants, after deducting underwriters' fees and expenses, were approximately $12,511, which proceeds will be used for general corporate purposes, including, among other things, prepaying debt.

On May 13, 2019, the Company sold 1,823,529 Units of the Company in a separate private placement to Jelco, or the Jelco Private Placement, each Unit consisting of (i) one Common Share, (ii) one Class B Warrant, and (iii) one Class C Warrant, for $3.40 per unit to Jelco in exchange for , among other things, the waiver or forgiveness of certain payment obligations of the Company, pursuant to the Purchase Agreement (Note 4).

(b)	Warrants

On May 13, 2019, the Company sold a total of 6,023,529 Units in connection with the public offering and the Jelco Private Placement, with each Unit consisting of (i) one Common Share or Pre-Funded Warrant, (ii) one Class B Warrant and (iii) one Class C Warrant. Each Class B Warrant has an exercise price of $3.74 per share, subject to an adjustment under certain circumstances seven months after issuance, is exercisable upon issuance and expires three years from issuance. Each Class C Warrant has an exercise price of $3.74 per share, is exercisable upon issuance, and expires six months from issuance. Beginning on June 14, 2019, each Class C Warrant was exercisable on a cashless basis under certain circumstances for a number of common shares calculated according to a formula based on the market price at the time of exercise.

In connection to the public offering and private placement that took place on May 13, 2019, 6,653,529 Class C Warrants and 6,653,529 Class B Warrants were issued. As of June 30, 2019 3,507,640 Class C Warrants have been exercised in a cashless exercise that resulted to the issuance of 9,610,930 common shares according to the terms of the Warrants' Agreement. No Class B Warrants and Warrant III have been exercised. As of June 30, 2019, the Company had the following outstanding warrants, each warrant to purchase one share of the Company’s common shares:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	766,666
Class B	6,653,529
Class C	3,145,889
Warrant I	33,333
Warrant II	4,333
Warrant III	210,000
Total	10,813,750

No expenses were recorded in connection with these warrants which are classified in equity.

The Class A Warrants and Class B Warrants are listed on the Nasdaq Capital Market under the symbols “SHIPW” and “SHIPZ”, respectively.